Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ 110,912	$ 56,769	$ (173,579)	$ (63,707)	$ 26,486	$ 1,293	$ (66,658)	$ 182,753	$ (69,605)	$ 143,874	$ (187,097)
Other comprehensive income (loss)									13	(1,671)	(48)
Comprehensive (loss) income									$ (69,592)	$ 142,203	$ (187,145)